The Company and Liquidity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Feb. 07, 2019	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Common Stock Shares Issued			68,922,249		13,764,829			13,776,153
Proceeds from issuance of common stock upon initial public offering, net of issuance costs			$ 170,128	$ (278)
Convertible preferred stock, shares outstanding			0		45,374,836			36,001,203
Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares issuing and selling of common stock		9,739,541
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares issuing and selling of common stock	9,739,541
Share price	$ 19.00
Proceeds from issuance of common stock upon initial public offering, net of issuance costs	$ 168,200
Convertible preferred stock, shares outstanding	0
Initial Public Offering | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Conversion of convertible preferred stock to common stock	45,374,836
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares issuing and selling of common stock	489,541
Restricted Stock Units (RSUs)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common Stock Shares Issued									202,924
Convertible Preferred Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock, par value									$ 0.0001
Convertible preferred stock, shares outstanding				45,350,215	45,374,836	40,943,028	36,001,203	36,001,203